Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 7,487,780	₩ 8,174,818
Current portion of debentures	2,801,839	3,099,698
Current borrowings and current portion of non-current borrowings	10,289,619	11,274,516
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	294,364	217,879
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 7,193,416	7,956,939
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2017
Maturity date	January, 2019
Interest rate (%)	2.70%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2018
Maturity date	January, 2019
Interest rate (%)	0.30%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2011
Maturity date	February, 2019
Interest rate (%)	0.50%
Bottom of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	August, 2009
Maturity date	February, 2019
Interest rate (%)	1.80%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2018
Maturity date	December, 2019
Interest rate (%)	8.90%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2018
Maturity date	December, 2019
Interest rate (%)	10.10%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2018
Maturity date	December, 2019
Interest rate (%)	8.80%
Top of range [member] | Current portion of long-term liabilities [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	March, 2018
Maturity date	December, 2019
Interest rate (%)	6.30%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 1,234,915	1,407,123
Gross amount [member] | Korean Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	1,568,108	1,693,974
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,184)	₩ (1,399)